CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 163,953	$ 191,117
Accounts receivable		85,000
Production receivable	451
Prepaid expenses	172,613	95,256
Total current assets	337,017	371,373
Oil and natural gas properties		569,551
Other assets
Deposit - RRC	105,179	105,179
Other asset - related party	474,103	385,888
Total other assets	579,282	491,067
TOTAL ASSETS	916,299	1,431,991
Current liabilities:
Accounts payable	451,716	519,841
Accounts payable - related party	97,027	97,027
Note payable - related party	45,853,832	42,750,832
Note payable	6,000,000	2,000,000
Accrued interest payable	9,787,819	6,808,410
Total current liabilities	62,190,394	52,176,110
Asset retirement obligations	1,075,513	1,099,311
Total liabilities	63,265,907	53,275,421
Commitments and contingencies
Mezzanine equity, Series “A” redeemable, non voting, preferred stock	4,843
Preferred stock, par value $0.0001, 50,000,000 shares authorized; 3,000,000 and -0- issued and outstanding at December 31, 2025 and December 31, 2024
Stockholders’ deficit:
Common stock, par value $0.0001; 500,000,000 shares authorized; 264,637,564 issued and outstanding at December 31, 2025 issued and 251,930,516 outstanding at December 31, 2024;	26,464	25,193
Shares to be issued		1,143
Additional paid-in capital	107,728,096	107,678,096
Accumulated deficit	(170,109,011)	(159,547,862)
Total stockholders’ deficit	(62,354,451)	(51,843,430)
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS’ DEFICIT	$ 916,299	$ 1,431,991